Disclosure of detailed information about foreign currency risk explanatory (Details) $ in Thousands, $ in Thousands	Dec. 31, 2018 CAD ($)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CAD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CAD ($)
Statements Line Items
Cash and cash equivalents	$ 174,265		$ 333,705		$ 499,249
Account receivable	12,321		8,385
Trade and other current payables	11,732		15,310
Revolving credit facility	30,000		148,031
Equivalent in CDN [Member]
Statements Line Items
Net exposure in foreign currencies	$ 54,987		$ (92,463)
Amounts held in US dollars [Member]
Statements Line Items
Cash and cash equivalents		$ 38,677		$ 43,495
Account receivable		1,011		493
Other assets		641		412
Trade and other current payables		(22)		(105)
Revolving credit facility		0		(118,000)
Net exposure in foreign currencies		$ 40,307		$ (73,705)